Concentration Of Risk (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Concentration Risk [Line Items]
Number of service providers | item	1
Accounts payable	$ 50,150	$ 48,372
VITAS [Member]
Concentration Risk [Line Items]
VITAS made purchases from provider	$ 31,400	$ 32,700	$ 35,200
Puchases From Vendor [Member]
Concentration Risk [Line Items]
Percentage of concentration risk services represent from vendor	99.00%	85.00%	90.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | VITAS [Member]
Concentration Risk [Line Items]
Accounts payable	$ 2,600	$ 2,000